Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from banks	$ 29,351	$ 24,272
Federal funds sold and interest-bearing deposits	100,470	75,132
Cash and cash equivalents	129,821	99,404
Securities:
Securities available for sale	60,073	81,133
Securities held to maturity (fair value of $20,281 and $25,549 in 2014 and 2013, respectively)	20,009	26,381
Total securities	80,082	107,514
Loans:
SBA loans held for sale	5,179	6,673
SBA loans held for investment	40,401	48,918
SBA 504 loans	34,322	31,564
Commercial loans	401,949	363,340
Residential mortgage loans	220,878	182,067
Consumer loans	59,096	46,139
Total loans	761,825	678,701
Allowance for loan losses	(12,551)	(13,141)
Net loans	749,274	665,560
Premises and equipment, net	15,231	15,672
Bank owned life insurance ("BOLI")	13,001	12,749
Deferred tax assets	5,860	6,752
Federal Home Loan Bank stock	6,032	5,392
Accrued interest receivable	3,518	3,272
Other real estate owned ("OREO")	1,162	633
Goodwill and other intangibles	1,516	1,516
Other assets	3,291	2,654
Total assets	1,008,788	921,118
Liabilities:
Deposits: Noninterest-bearing demand deposits	152,785	136,035
Deposits: Interest-bearing demand deposits	128,875	130,806
Deposits: Savings deposits	300,348	266,503
Deposits: Time deposits, under $100,000	113,119	108,258
Deposits: Time deposits, $100,000 and over	99,214	97,096
Total deposits	794,341	738,698
Borrowed funds	125,000	107,000
Subordinated debentures	15,465	15,465
Accrued interest payable	474	454
Accrued expenses and other liabilities	3,385	2,328
Total liabilities	938,665	863,945
Commitments and contingencies (Note 10)
Shareholders' equity:
Common stock, no par value, 12,500 shares authorized, 8,388 shares issued and outstanding in 2014; 7,577 shares issued and outstanding in 2013	58,785	52,051
Retained earnings	11,195	5,598
Accumulated other comprehensive income (loss)	143	(476)
Total shareholders' equity	70,123	57,173
Total liabilities and shareholders' equity	$ 1,008,788	$ 921,118